INTERESTS IN JOINT ARRANGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets	$ 2,770,363	$ 2,722,360
Non-current Assets	11,224,237	11,283,821	$ 10,983,979
Total Joint Arrangement Assets	13,994,600	14,006,181	13,670,391
Current Liabilities	1,399,394	1,346,064
Non-current Liabilities	5,478,313	5,660,834
Equity	7,116,893	6,999,283	6,646,445	$ 6,814,736
Total Joint Arrangement Liabilities	13,994,600	14,006,181
Income	5,238,341	4,761,385	5,146,740
Expenses	(167,478)	(125,034)
Joint Arrangement Net Income (Loss)	270,352	217,577	$ 367,711
Celulosa y Energia Punta Pereira S.A. [Member]
Current Assets	202,669	173,258
Non-current Assets	2,076,255	2,131,266
Total Joint Arrangement Assets	2,278,924	2,304,524
Investment Assets	753,132	693,006
Current Liabilities	186,626	182,834
Non-current Liabilities	586,034	735,679
Equity	1,506,264	1,386,011
Total Joint Arrangement Liabilities	2,278,924	2,304,524
Income	768,508	680,819
Expenses	(650,174)	(618,387)
Joint Arrangement Net Income (Loss)	118,334	62,432
Forestal Cono Sur S.A. [Member]
Current Assets	33,012	23,745
Non-current Assets	174,943	178,236
Total Joint Arrangement Assets	207,955	201,981
Investment Assets	91,530	89,781
Current Liabilities	22,582	21,039
Non-current Liabilities	2,314	1,381
Equity	183,059	179,561
Total Joint Arrangement Liabilities	207,955	201,981
Income	15,113	8,443
Expenses	(9,926)	(2,876)
Joint Arrangement Net Income (Loss)	5,187	5,567
Eufores S.A. [Member]
Current Assets	183,175	178,644
Non-current Assets	612,187	604,736
Total Joint Arrangement Assets	795,362	783,380
Investment Assets	303,558	279,902
Current Liabilities	180,298	200,525
Non-current Liabilities	7,948	23,052
Equity	607,116	559,803
Total Joint Arrangement Liabilities	795,362	783,380
Income	336,705	296,927
Expenses	(286,616)	(280,054)
Joint Arrangement Net Income (Loss)	50,089	16,873
Zona Franca Punta Pereira S.A. [Member]
Current Assets	6,105	4,397
Non-current Assets	483,884	492,815
Total Joint Arrangement Assets	489,989	497,212
Investment Assets	174,788	175,930
Current Liabilities	97,233	82,331
Non-current Liabilities	43,180	63,021
Equity	349,576	351,860
Total Joint Arrangement Liabilities	489,989	497,212
Income	22,129	31,042
Expenses	(24,413)	(25,966)
Joint Arrangement Net Income (Loss)	$ (2,284)	$ 5,076